Statement of Operations and Comprehensive Loss (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Dec. 31, 2013	Mar. 31, 2014	Apr. 30, 2014 Pro Forma [Member]	Jul. 31, 2013 Pro Forma [Member]	Apr. 30, 2014 Pro Forma [Member] Pro Forma Adjustment [Member]	Jul. 31, 2013 Pro Forma [Member] Pro Forma Adjustment [Member]	Apr. 30, 2014 Parent Company [Member]	Jul. 31, 2013 Parent Company [Member]
Operating expenses:
General and administrative	$ 55,098	$ 19,816	$ 40,744	$ 55,098	$ 93,713	$ 92,538			$ 38,615	$ 72,722
Loss from operations	(55,098)	(19,816)	(40,744)	(55,098)	(93,713)	(92,538)	0	0	(38,615)	(72,722)
Other income	144		541	144	144				0
Loss before income taxes	(54,954)		(40,203)	(54,954)	(93,569)		0		(38,615)
Provision for income taxes	0	0	0	0	0	0	0	0	0	0
Net loss	(54,954)	(19,816)	(40,203)	(54,954)	(93,569)	(92,538)	0	0	(38,615)	(72,722)
Other comprehensive loss
Foreign currency translation adjustment	19,622		21,544
Comprehensive loss	$ (35,332)		$ (18,659)